CAPITAL AND FINANCIAL RISK MANAGEMENT - Market Risk management (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Interest Rate Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Change in rate (as a percentage)	1.00%
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	$ 0	$ 2,600
Foreign Currency Risk
CAPITAL AND FINANCIAL RISK MANAGEMENT
Change in rate (as a percentage)	10.00%
10.0% strengthening in U.S. Dollar | Canadian dollar
CAPITAL AND FINANCIAL RISK MANAGEMENT
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	$ 8,435
10.0% strengthening in U.S. Dollar | Euro
CAPITAL AND FINANCIAL RISK MANAGEMENT
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	2,477
10.0% strengthening in U.S. Dollar | Mexican peso
CAPITAL AND FINANCIAL RISK MANAGEMENT
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	(6,710)
10.0% weakening in U.S. Dollar | Canadian dollar
CAPITAL AND FINANCIAL RISK MANAGEMENT
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	(8,435)
10.0% weakening in U.S. Dollar | Euro
CAPITAL AND FINANCIAL RISK MANAGEMENT
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	(2,477)
10.0% weakening in U.S. Dollar | Mexican peso
CAPITAL AND FINANCIAL RISK MANAGEMENT
Impact on income before income and mining taxes and equity assumptions of sensitivity analysis	$ 6,710